JPMorgan Ultra-Short Municipal Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.6%
Alabama — 2.2%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2023 (a)	125	129
Rev., 5.00%, 7/1/2024 (a)	150	158
Rev., 5.00%, 7/1/2025 (a)	250	270
Rev., 5.00%, 7/1/2026 (a)	225	248
Black Belt Energy Gas District, Gas Prepay
Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 1.30%, 12/1/2023 (a) (b)	30,000	29,856
Series 2018A, Rev., 4.00%, 12/1/2023 (a) (c)	1,400	1,428
Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 1.03%, 12/1/2026 (a) (b)	27,000	26,358
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ : Royal Bank of Canada, 4.00%, 7/1/2022 (a) (c)	2,340	2,344
City of Centre, Warrant
GO, 3.00%, 9/1/2022 (a)	110	110
GO, 4.00%, 9/1/2023 (a)	215	220
City of Hamilton, Warrants
GO, 2.00%, 8/1/2022	370	370
GO, 5.00%, 8/1/2023	240	249
Industrial Development Board of the City of Mobile Alabama Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,529
Prattville Industrial Development Board, International Paper Co. Project
Series 2019B, Rev., 2.00%, 10/1/2024 (a) (c)	450	442
Series 2019C, Rev., 2.00%, 10/1/2024 (a) (c)	430	423
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025 (a) (c)	2,670	2,547
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 6/1/2027 (a)	2,415	2,517
State of Alabama Series 2013A, GO, 4.00%, 8/1/2023 (a)	1,250	1,285
University of West Alabama, General Fee
Rev., AGM, 4.00%, 1/1/2023 (a)	120	122
Rev., AGM, 4.00%, 1/1/2024 (a)	125	129
Rev., AGM, 4.00%, 1/1/2025 (a)	150	156
Total Alabama		73,890
Alaska — 1.4%
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2022 (a)	500	509
Series 1, Rev., 5.00%, 12/1/2023 (a)	960	1,002
Series 1, Rev., 5.00%, 12/1/2024 (a)	870	930
Series 1, Rev., 5.00%, 12/1/2025 (a)	750	816
Series 1, Rev., 5.00%, 12/1/2026 (a)	675	747
Borough of North Slope, General Purpose Series 2021A, GO, 5.00%, 6/30/2024	2,000	2,120
City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 0.50%, 6/1/2022 (a) (c)	6,840	6,840
City of Valdez, Phillips Trans Alaska Project Rev., VRDO, 0.73%, 6/9/2022 (a) (c)	35,300	35,300
Total Alaska		48,264
Arizona — 0.1%
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026 (a)	130	141
City of Tucson Series 2018-A, GO, 5.00%, 7/1/2026 (a)	325	362
Industrial Development Authority of the City of Phoenix (The)
Series 2018A, Rev., 5.00%, 7/1/2023 (a)	140	143
Series 2018A, Rev., 5.00%, 7/1/2024 (a)	200	207

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Industrial Development Authority of the County of Yavapai (The)
Rev., 5.00%, 8/1/2022 (a)	380	382
Rev., 5.00%, 8/1/2023 (a)	325	337
Maricopa County Industrial Development Authority
Series 2021A, Rev., 5.00%, 9/1/2024	175	185
Series 2021A, Rev., 5.00%, 9/1/2025	725	780
Series 2021A, Rev., 5.00%, 9/1/2026	700	764
Maricopa County School District No. 24-Gila Bend
GO, AGM, 4.00%, 7/1/2022	300	301
GO, AGM, 5.00%, 7/1/2023	700	724
Maricopa County Unified School District No. 95 Queen Creek GO, 3.00%, 7/1/2024	525	536
Total Arizona		4,862
Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2022 (a)	410	416
City of Heber Springs, Water and Sewer Rev., 3.00%, 11/1/2023	100	101
County of Sharp, Sales and Use Tax Rev., 5.00%, 3/1/2023 (a)	540	552
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2022 (a)	200	203
Series 2020A, Rev., 5.00%, 11/1/2023 (a)	205	214
Series 2020A, Rev., 5.00%, 11/1/2024 (a)	160	170
Series 2020A, Rev., 5.00%, 11/1/2025 (a)	230	249
Series 2020A, Rev., 5.00%, 11/1/2026 (a)	220	243
Series 2020A, Rev., 5.00%, 11/1/2027 (a)	200	224
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 3.00%, 11/1/2022 (a)	85	86
Series 2019C, Rev., AGM, 3.00%, 11/1/2023 (a)	135	137
Total Arkansas		2,595
California — 3.5%
California Educational Facilities Authority, University of Southern California Series 2015A, Rev., 5.00%, 10/1/2025 (a) (d)	250	274
California Enterprise Development Authority, Riverside County, Library Facility Project
Rev., 4.00%, 11/1/2022 (a)	100	101
Rev., 4.00%, 11/1/2023 (a)	200	206
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (a) (c)	1,575	1,593
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (a) (c)	20,000	20,453
California Infrastructure and Economic Development Bank Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 1.03%, 8/1/2024 (a) (b)	19,250	19,075
California Municipal Finance Authority, San Antonio Gardens Project
Rev., 4.00%, 11/15/2022 (a)	280	281
Rev., 4.00%, 11/15/2023 (a)	290	294
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
Rev., 5.00%, 5/15/2023 (a)	360	371
Rev., 5.00%, 5/15/2024 (a)	300	315
Rev., 5.00%, 5/15/2025 (a)	425	448
Rev., 5.00%, 5/15/2026 (a)	500	534
Rev., 5.00%, 5/15/2027 (a)	725	781
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (a) (c)	1,850	1,815

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California School Finance Authority, Green Dot Public School Projects Series 2018A, Rev., 5.00%, 8/1/2022 (a) (e)	85	85
California School Finance Authority, Kipp Social Projects
Series 2019A, Rev., 5.00%, 7/1/2022 (a) (e)	100	100
Series 2019A, Rev., 5.00%, 7/1/2023 (a) (e)	100	103
California Statewide Communities Development Authority, Multi-Family Housing, Washington Court Apartments Series 2021E, Rev., 0.22%, 8/1/2022 (a) (c)	7,000	6,981
Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023 (a)	5,500	5,377
City of Vernon, Electric System
Series 2021A, Rev., 4.00%, 10/1/2022 (a)	1,000	1,006
Series 2021A, Rev., 5.00%, 4/1/2023 (a)	1,500	1,532
Series 2021A, Rev., 5.00%, 10/1/2023 (a)	1,250	1,289
Series 2021A, Rev., 5.00%, 4/1/2024 (a)	1,220	1,268
Series 2021A, Rev., 5.00%, 10/1/2024 (a)	1,250	1,309
Port of Oakland, Intermediate Lien
Series 2021H, Rev., AMT, 5.00%, 5/1/2023 (a) (d)	255	263
Series 2021H, Rev., AMT, 5.00%, 5/1/2023 (a)	3,245	3,337
Silicon Valley Clean Water, WIFIA Rescue Project Series 2021A, Rev., 0.25%, 3/1/2024 (a)	40,000	38,908
South Bay Union School District, San Diego County GO, BAN, Zero Coupon, 8/1/2022 (a)	2,000	1,994
State of California GO, 5.00%, 12/1/2027 (a)	2,205	2,518
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2023 (a)	360	367
Rev., 5.00%, 3/1/2025 (a)	570	599
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC : Barclays Bank plc, 0.91%, 6/9/2022 (a) (c) (e)	5,230	5,230
Total California		118,807
Colorado — 1.9%
Arapahoe County School District No. 6 Littleton Series 2019A, GO, 5.00%, 12/1/2022 (a)	1,370	1,395
City of Aurora, First Lien Water Rev., 5.00%, 8/1/2023 (a)	2,355	2,447
City of Colorado Springs
COP, 5.00%, 12/1/2022 (a)	155	158
COP, 5.00%, 12/1/2023 (a)	100	105
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (a) (c)	1,425	1,432
Denver Health and Hospital Authority, 550 Acoma, Inc. COP, 5.00%, 12/1/2022 (a)	295	300
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 0.89%, 9/1/2024 (a) (b)	5,000	4,919
Regional Transportation District, Denver Transit Partners
Rev., 3.00%, 7/15/2023 (a)	50	50
Rev., 5.00%, 1/15/2024 (a)	200	208
Rev., 5.00%, 7/15/2024 (a)	150	156
Rev., 5.00%, 1/15/2025 (a)	165	172
Rev., 5.00%, 7/15/2025 (a)	200	210
Rev., 3.00%, 1/15/2026 (a)	110	109
Rev., 5.00%, 7/15/2026 (a)	225	239
State of Colorado
Series 2020A, COP, 5.00%, 12/15/2023 (a)	2,500	2,619
Series 2020A, COP, 5.00%, 12/15/2024 (a)	2,085	2,235
University of Colorado Hospital Authority Series 2018 B, Rev., VRDO, LIQ: TD Bank NA, 0.66%, 6/9/2022 (a) (c)	48,085	48,085
Total Colorado		64,839

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 1.5%
City of Derby
Series 2019A, GO, 5.00%, 8/1/2022 (a)	75	75
Series 2019A, GO, 5.00%, 8/1/2023 (a)	150	156
Series 2019A, GO, 5.00%, 8/1/2024 (a)	85	90
City of New Britain
GO, 5.00%, 9/1/2022 (d)	50	50
GO, 5.00%, 9/1/2023 (d)	110	114
City of New Haven Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,006
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (a) (c)	680	680
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-1, Rev., 5.00%, 1/1/2025 (a) (c)	8,500	9,080
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, Rev., 4.00%, 7/1/2022 (a)	500	501
Series L-1, Rev., 4.00%, 7/1/2023 (a)	275	281
Series L-1, Rev., 4.00%, 7/1/2024 (a)	300	307
Series L-1, Rev., 4.00%, 7/1/2025 (a)	300	309
Series L-1, Rev., 4.00%, 7/1/2026 (a)	350	362
Series L-1, Rev., 4.00%, 7/1/2027 (a)	350	362
Connecticut State Health and Educational Facilities Authority, University of New Haven Series K-1, Rev., 5.00%, 7/1/2022 (a)	675	677
New Canaan Housing Authority Rev., 0.44%, 3/1/2023 (c)	12,475	12,292
State of Connecticut
Series 2020C, GO, 3.00%, 6/1/2022 (a)	1,000	1,000
Series 2021C, GO, 5.00%, 7/15/2022 (a)	20,000	20,078
Series 2020C, GO, 3.00%, 6/1/2023 (a)	600	608
Series 2020C, GO, 4.00%, 6/1/2023 (a)	400	409
Series 2020C, GO, 3.00%, 6/1/2024 (a)	1,065	1,083
Series 2020C, GO, 4.00%, 6/1/2024 (a)	500	518
Series 2020C, GO, 4.00%, 6/1/2025 (a)	850	892
Total Connecticut		50,930
Delaware — 0.2%
Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (a) (c)	6,000	5,727
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project
Series 2019A, Rev., 5.00%, 10/1/2022 (a)	150	152
Series 2019A, Rev., 5.00%, 10/1/2023 (a)	220	229
Total Delaware		6,108
District of Columbia — 0.6%
District of Columbia
Series 1998A, Rev., VRDO, LOC : TD Bank NA, 0.66%, 6/9/2022 (a) (c)	2,660	2,660
Series 2017 B-1, Rev., VRDO, LOC : Bank of America NA, 0.67%, 6/9/2022 (a) (c)	1,190	1,190
Rev., VRDO, LOC : Wells Fargo Bank NA, 0.68%, 6/9/2022 (a) (c)	375	375
Rev., 5.00%, 7/1/2022 (a)	500	501
Rev., 5.00%, 7/1/2023 (a)	100	103
Rev., 5.00%, 4/1/2026 (a)	100	108
Metropolitan Washington Airports Authority Aviation
Series 2021A, Rev., AMT, 5.00%, 10/1/2023	3,500	3,634

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Series 2021A, Rev., AMT, 5.00%, 10/1/2024	6,000	6,356
Series 2021A, Rev., AMT, 5.00%, 10/1/2025	5,865	6,321
Total District of Columbia		21,248
Florida — 1.8%
City of Fort Myers, Subordinate Utility System
Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,024
Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,212
Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,511
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2023 (a)	2,430	2,535
Rev., 5.00%, 10/1/2024 (a)	2,550	2,722
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (a) (c)	775	762
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,596
Series 2020A, Rev., 5.00%, 10/1/2024	2,400	2,543
Series 2020A, Rev., 5.00%, 10/1/2025	1,375	1,486
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Rev., 0.55%, 7/1/2024 (c)	2,250	2,127
Florida Governmental Utility Authority Rev., AGM, 5.00%, 7/1/2025 (d)	200	217
Florida Higher Educational Facilities Financial Authority
Rev., 5.00%, 3/1/2023	410	415
Rev., 5.00%, 3/1/2023	185	189
Rev., 5.00%, 3/1/2024	110	115
Highlands County Health Facilities Authority Series 2012I, Rev., VRDO, 0.67%, 6/9/2022 (c)	12,945	12,945
JEA Water & Sewer System Series Sub Series B-1, Rev., VRDO, LIQ: State Street Bank & Trust Co., 0.71%, 6/9/2022 (c)	9,980	9,980
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2023	400	411
Series 2019A-1, Rev., 5.00%, 4/1/2024	575	603
Miami-Dade County Industrial Development Authority
Rev., AMT, 0.40%, 8/1/2023	2,600	2,544
Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 1.06%, 7/1/2024 (b)	10,500	10,101
Village Community Development District No. 13 Special Assessment Rev., 2.63%, 5/1/2024 (a)	255	250
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area
Rev., 5.00%, 3/1/2023 (a)	1,335	1,369
Rev., 5.00%, 3/1/2024 (a)	1,160	1,219
Total Florida		61,876
Georgia — 0.7%
City of Atlanta, Department of Aviation
Series 2020A, Rev., 5.00%, 7/1/2024 (a)	2,000	2,117
Series 2020B, Rev., AMT, 5.00%, 7/1/2024 (a)	1,170	1,233
Series 2020B, Rev., AMT, 5.00%, 7/1/2025 (a)	1,800	1,931
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project Rev., 5.00%, 7/1/2022 (a)	300	301
Georgia State Road & Tollway Authority
Rev., 5.00%, 6/1/2022	5,000	5,000
Rev., 5.00%, 6/1/2023	4,000	4,132

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Main Street Natural Gas, Inc.
Series 2021C, Rev., 4.00%, 12/1/2022	400	403
Series 2021C, Rev., 4.00%, 12/1/2023	750	763
Series 2021C, Rev., 4.00%, 12/1/2024	750	767
Municipal Electric Authority of Georgia Series 2008-B, Rev., VRDO, LOC : PNC Bank NA, 0.75%, 6/9/2022 (c)	4,255	4,255
Paulding County School District, Sales Tax GO, 3.00%, 8/1/2022 (a)	1,500	1,505
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (a) (c)	1,675	1,646
Total Georgia		24,053
Hawaii — 0.1%
State of Hawaii Airports System Series 2022B, Rev., AMT, 5.00%, 7/1/2024	4,500	4,724
Idaho — 0.0% ^
University of Idaho
Series 2020A, Rev., 5.00%, 4/1/2023 (a)	355	365
Series 2020A, Rev., 5.00%, 4/1/2024 (a)	315	332
Series 2020A, Rev., 5.00%, 4/1/2025 (a)	330	356
Total Idaho		1,053
Illinois — 2.8%
Carol Stream Park District
Series 2020C, GO, 4.00%, 11/1/2024 (a)	210	218
Series 2020C, GO, 4.00%, 11/1/2025 (a)	405	424
Series 2020C, GO, 4.00%, 11/1/2026 (a)	535	569
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2023 (a)	200	198
Series 2020A, GO, Zero Coupon, 1/1/2024 (a)	385	371
Chicago Midway International Airport, Second Lien Series 2014B, Rev., 5.00%, 1/1/2023 (a)	150	153
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2020B, Rev., 5.00%, 1/1/2024 (a)	500	523
Chicago Transit Authority Capital Grant Receipts
Rev., 5.00%, 6/1/2022 (a)	800	800
Rev., 5.00%, 6/1/2023 (a)	700	722
Rev., 5.00%, 6/1/2024 (a)	600	630
Rev., 5.00%, 6/1/2027 (a)	3,500	3,872
City of Aurora
Series 2019A, GO, 4.00%, 12/30/2022 (a)	1,525	1,547
Series 2019A, GO, 4.00%, 12/30/2023 (a)	1,595	1,647
Series 2019A, GO, 4.00%, 12/30/2024 (a)	1,655	1,726
City of Danville
GO, 3.00%, 12/1/2022 (a)	140	141
GO, 4.00%, 12/1/2023 (a)	145	149
City of Elgin
Series 2020A, GO, 3.00%, 12/15/2022 (a)	1,480	1,491
Series 2020A, GO, 3.00%, 12/15/2023 (a)	1,025	1,042
City of Rockford, Sales Tax Alternative Revenue Source
Series 2019A, GO, AGM, 4.00%, 12/15/2022 (a)	135	137
Series 2019A, GO, AGM, 4.00%, 12/15/2023 (a)	140	144
City of Waukegan Series 2018A, GO, AGM, 4.00%, 12/30/2023 (a)	525	540

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Clay Wayne & Marion Counties Community Unit School District No. 35
GO, AGM, 5.00%, 12/1/2022 (a)	165	168
GO, AGM, 5.00%, 12/1/2023 (a)	175	183
Cook County Community College District No. 508, Unlimited Tax GO, 5.25%, 12/1/2029 (a)	250	261
Cook County Community Consolidated School District No. 34, Glenview, Limited Tax
GO, 4.00%, 12/1/2022 (a)	150	152
GO, 4.00%, 12/1/2023 (a)	150	155
Cook County Community School District No. 97, Oak Park
GO, 4.00%, 1/1/2023 (a)	300	304
GO, 4.00%, 1/1/2024 (a)	275	284
Cook County School District No. 100, South Berwyn
Series 2019A, GO, 4.00%, 12/1/2022 (a)	235	238
Series 2019C, GO, 4.00%, 12/1/2022 (a)	605	612
Series 2019A, GO, 5.00%, 12/1/2023 (a)	345	359
Series 2019C, GO, 5.00%, 12/1/2023 (a)	660	687
Cook County School District No. 102, La Grange, Limited Tax
GO, AGM, 4.00%, 12/15/2022 (a)	825	836
GO, AGM, 4.00%, 12/15/2023 (a)	825	851
GO, AGM, 4.00%, 12/15/2024 (a)	930	971
GO, AGM, 4.00%, 12/15/2025 (a)	985	1,041
Cook County School District No. 109, Indian Springs, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2023 (a)	125	129
Series 2020A, GO, 4.00%, 12/1/2024 (a)	400	417
Cook County School District No. 145, Arbor Park Series 2019D, GO, 4.00%, 12/1/2023 (a)	110	113
Cook County School District No. 148, Dolton Series 2018A, GO, 5.00%, 12/1/2022 (a)	725	737
Cook County School District No. 160, Country Club Hills
Series 2020A, GO, 4.00%, 12/1/2022 (a)	510	516
Series 2020A, GO, 4.00%, 12/1/2023 (a)	285	293
Series 2020A, GO, 4.00%, 12/1/2024 (a)	255	266
Cook County School District No. 160, Country Club Hills, Limited Tax
Series 2020B, GO, 4.00%, 12/1/2022 (a)	180	182
Series 2020B, GO, 4.00%, 12/1/2023 (a)	100	103
Series 2020B, GO, 4.00%, 12/1/2024 (a)	100	104
Cook County School District No. 63, East Maine, Limited Tax GO, 5.00%, 12/1/2022 (a)	1,935	1,970
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2024 (a)	315	328
GO, 4.00%, 12/1/2025 (a)	460	484
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax
Rev., AGM, 4.00%, 12/15/2022 (a)	535	542
Rev., AGM, 4.00%, 12/15/2023 (a)	555	572
Rev., AGM, 4.00%, 12/15/2024 (a)	580	605
Cook County School District No. 99 Cicero, Limited Tax
Series 2019B, GO, 5.00%, 12/1/2022 (a)	350	356
Series 2019B, GO, 5.00%, 12/1/2023 (a)	575	598
County of Cook Series C, GO, 5.00%, 11/15/2022 (a)	180	183
County of Will
GO, 5.00%, 11/15/2022 (a)	475	483

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 11/15/2023 (a)	525	550
Du Page & Will Counties Community School District No. 204 Indian Prairie GO, 4.00%, 12/30/2025 (a)	1,710	1,811
Du Page Cook & Will Counties Community College District No. 502 GO, 5.00%, 6/1/2025 (a)	2,355	2,549
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033 (a)	10	10
DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022 (a)	1,500	1,509
DuPage County School District No. 10 Itasca
GO, 5.00%, 1/1/2023 (a)	1,040	1,062
GO, 5.00%, 1/1/2024 (a)	1,090	1,144
Flagg-Rochelle Community Park District
Series 2019A, GO, AGM, 4.00%, 1/1/2023	220	223
Series 2019A, GO, AGM, 4.00%, 1/1/2024	225	232
Hoffman Estates Park District Series 2019B, GO, 4.00%, 12/1/2023	245	253
Illinois Finance Authority
Series 2008C-3A, Rev., VRDO, LIQ: Northern Trust Co., 0.70%, 6/9/2022 (c)	2,650	2,650
Series 2020A, Rev., 5.00%, 8/15/2022	750	756
Rev., 5.00%, 9/1/2022	560	565
Series 2020A, Rev., 5.00%, 8/15/2023	500	520
Rev., 0.70%, 9/1/2023 (c)	2,800	2,751
Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,057
Rev., 5.00%, 11/15/2024 (c)	3,000	3,143
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 1.38%, 5/1/2026 (b)	1,125	1,096
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	121
Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	223
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	151
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	245
Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	255
Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	60
Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	125
Kendall Kane & Will Counties Community Unit School District No. 308 Series B, GO, 5.00%, 10/1/2022	1,375	1,391
Lake County School District No. 70 Libertyville Rev., 4.00%, 1/1/2023	300	305
Lee & Ogle Counties School District No. 170 Dixon
Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	172
Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	257
Madison-Macoupin Etc Counties Community College District No. 536 GO, AGM, 4.00%, 5/1/2023	700	713
Maine Township High School District No. 207 Series 2019B, GO, 3.50%, 12/1/2022 (a)	325	329
Peoria Public Building Commission
Series 2019A, Rev., AGM, 3.00%, 12/1/2022 (a)	75	76
Series 2019A, Rev., AGM, 4.00%, 12/1/2024 (a)	655	681
Sangamon County Community Unit School District No. 5, Ball-Chatham GO, 4.00%, 2/1/2023 (a)	2,015	2,048
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains
Series 2019C, GO, 4.00%, 1/1/2023 (a)	310	314
Series 2019C, GO, 4.00%, 1/1/2024 (a)	370	381
St. Charles Public Library District, Limited Tax Rev., 4.00%, 11/1/2022 (a)	100	101
State of Illinois
GO, 5.00%, 2/1/2024	3,370	3,514
GO, 5.50%, 5/1/2025	2,500	2,694

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
GO, 5.50%, 5/1/2026	5,000	5,490
State of Illinois, Sales Tax Rev., 5.00%, 6/15/2023	990	1,018
University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2024 (a)	2,500	2,561
University of Illinois, Health Services System Series 2008, Rev., VRDO, LOC : Wells Fargo Bank NA, 0.70%, 6/9/2022 (a) (c)	2,110	2,110
Village of Arlington Heights
GO, 4.00%, 12/1/2023 (a)	1,130	1,164
GO, 4.00%, 12/1/2024 (a)	1,175	1,221
GO, 4.00%, 12/1/2025 (a)	695	731
Village of Bartlett
GO, 5.00%, 12/1/2022 (a)	1,065	1,084
GO, 5.00%, 12/1/2023 (a)	1,130	1,179
Village of Midlothian
Series 2019A, GO, 4.00%, 1/1/2023	190	192
Series 2019A, GO, 4.00%, 1/1/2024	120	124
Village of Villa Park
Series B, GO, 4.00%, 12/15/2022 (a)	200	202
Series B, GO, 4.00%, 12/15/2023 (a)	205	211
Village of Villa Park, Sales Tax Series 2019A, GO, 4.00%, 12/15/2023 (a)	125	129
Washington County Community Unit School District No.10 West Washington GO, 4.00%, 1/15/2023 (a)	685	695
Will County Township High School District No. 204 Joliet, Limited Tax GO, 4.00%, 1/1/2023 (a)	125	127
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College
GO, 5.00%, 1/1/2023 (a)	5,495	5,607
GO, 5.00%, 1/1/2024 (a)	2,600	2,728
Total Illinois		95,737
Indiana — 1.7%
City of Evansville, Sewage Works Rev., 4.00%, 7/1/2026 (a)	3,710	3,952
City of Rockport, AEP Generating Co. Project
Series A, Rev., 1.35%, 9/1/2022 (a) (c)	2,000	2,000
Series B, Rev., 1.35%, 9/1/2022 (a) (c)	2,250	2,250
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025 (a)	6,500	6,601
Fort Wayne Community School Building Corp. Rev., 4.00%, 7/15/2022	125	125
Gary Community School Building Corp.
Series 2020B, Rev., 4.00%, 7/15/2022	165	166
Series 2020B, Rev., 4.00%, 1/15/2023	165	168
Series 2020B, Rev., 4.00%, 7/15/2023	185	190
Series 2020B, Rev., 4.00%, 7/15/2025	215	225
Series 2020B, Rev., 4.00%, 1/15/2026	220	231
Series 2020B, Rev., 4.00%, 7/15/2026	235	248
Indiana Finance Authority
Series A, Rev., 5.00%, 9/15/2022	50	50
Rev., 3.00%, 2/1/2023	225	227
Series A, Rev., 5.00%, 9/15/2023	75	78
Series A, Rev., 5.00%, 9/15/2024	155	162
Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,148
Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,647
Indiana Health Facility Financing Authority
Series 2001A-2, Rev., 2.00%, 2/1/2023 (c) (d)	125	125

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	24,896
Metropolitan School District of Southwest Allen County
Series 2019B, GO, 4.00%, 7/15/2022	590	592
Series 2019B, GO, 4.00%, 1/15/2023	520	528
Series 2019B, GO, 4.00%, 7/15/2023	485	498
Series 2019B, GO, 4.00%, 1/15/2024	575	594
North Putnam Middle School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 3.00%, 7/15/2022	150	150
Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.67%, 6/9/2022 (a) (c)	6,460	6,460
Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2022 (a)	275	276
Rev., 4.00%, 1/15/2023 (a)	300	304
Rev., 4.00%, 7/15/2023 (a)	380	389
Town of Schererville, Sewage Works
Rev., 4.00%, 3/1/2023 (a)	75	76
Rev., 4.00%, 3/1/2024 (a)	110	114
Total Indiana		58,470
Iowa — 0.8%
City of Altoona
Series 2020A, COP, 4.00%, 6/1/2022 (a)	225	225
Series 2020A, COP, 4.00%, 6/1/2023 (a)	275	282
City of Coralville Series 2016E, COP, 4.00%, 6/1/2023 (a)	325	327
City of Iowa Falls, Capital Lien GO, 3.00%, 6/1/2023	230	233
County of Plymouth GO, AGM, 3.00%, 6/1/2022 (a)	290	290
Iowa Finance Authority
Rev., VRDO, GNMA / FNMA / FHLMC, LIQ: TD Bank NA, 0.65%, 6/9/2022 (c)	8,500	8,500
Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 1.26%, 1/4/2024 (b) (e)	17,400	17,336
North Polk Community School District, Services and Use Tax Series 2020B, Rev., 4.00%, 6/1/2022	450	450
Total Iowa		27,643
Kansas — 0.5%
City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,815	5,815
Johnson County Park & Recreation District
Series 2019B, COP, 3.00%, 9/1/2022	200	201
Series 2019A, COP, 5.00%, 9/1/2022	250	252
Series 2019B, COP, 3.00%, 9/1/2023	200	203
Series 2019A, COP, 5.00%, 9/1/2023	125	130
Kansas City Kansas Community College
Series 2020A, COP, 4.00%, 4/1/2023	800	815
Series 2020A, COP, 4.00%, 4/1/2024	500	517
Kansas Development Finance Authority
Series 2020R, Rev., 5.00%, 11/1/2024	2,255	2,409
Series 2020R, Rev., 5.00%, 11/1/2025	3,570	3,900
Sedgwick County Unified School District No. 265 Goddard
Series 2020A, GO, 3.00%, 10/1/2022 (a)	295	297
Series 2020A, GO, 3.00%, 10/1/2023 (a)	350	356
Series 2020A, GO, 3.00%, 10/1/2024 (a)	1,050	1,068

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Sedgwick County Unified School District No. 267 Renwick
Series 2019A, GO, 3.00%, 11/1/2022 (a)	100	101
Series 2019A, GO, 3.00%, 11/1/2023 (a)	100	101
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 3.00%, 9/1/2022 (a)	125	125
Series 2019A, GO, AGM, 3.00%, 9/1/2023 (a)	400	405
Series 2019A, GO, AGM, 3.00%, 9/1/2024 (a)	400	405
Total Kansas		17,100
Kentucky — 1.5%
City of Ashland, Ashland Hospital Corp. DBA King's Daughters Medical Center
Rev., 5.00%, 2/1/2023 (a)	600	613
Rev., 5.00%, 2/1/2024 (a)	575	602
City of Hazard, Appalachian Regional Healthcare Project Rev., 5.00%, 7/1/2027	600	660
County of Owen, Water Facilities, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,456
Kentucky Asset Liability Commission
Series 2020A, Rev., 5.00%, 9/1/2022	3,250	3,279
Series 2021A, Rev., 5.00%, 11/1/2023	2,500	2,605
Series 2021A, Rev., 5.00%, 11/1/2024	2,500	2,666
Series 2021A, Rev., 5.00%, 11/1/2025	3,000	3,246
Kentucky Housing Corp. Rev., VRDO, 1.40%, 12/1/2022 (c)	3,315	3,315
Kentucky Public Energy Authority Series 2018A, Rev., 4.00%, 4/1/2024 (a) (c)	18,685	19,016
Kentucky State Property & Building Commission
Series A, Rev., 5.00%, 9/1/2022	3,000	3,027
Rev., 5.00%, 8/1/2024	85	90
Louisville Series 2020A, Rev., 0.90%, 9/1/2026	5,000	4,514
Louisville Regional Airport Authority Series 2014A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,003
Paducah Electric Plant Board
Rev., 5.00%, 10/1/2022 (a)	2,000	2,023
Rev., 5.00%, 10/1/2023 (a)	2,000	2,077
Total Kentucky		51,192
Louisiana — 4.6%
Calcasieu Parish School District No. 23, Public School Improvement
GO, 5.00%, 9/1/2023 (a)	180	187
GO, 5.00%, 9/1/2024 (a)	250	265
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 4.00%, 12/1/2023 (a)	310	320
Series 2019B, Rev., AGM, 5.00%, 12/1/2024 (a)	225	241
Lake Charles Harbor & Terminal District Rev., AMT, 1.00%, 12/1/2024 (c)	5,000	4,664
Louisiana Housing Corp. Rev., 1.25%, 2/1/2024 (c)	7,890	7,716
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., 5.00%, 12/1/2025	715	780
Louisiana Public Facilities Authority
Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 1.33%, 9/1/2023 (b)	40,000	40,049
Series 2020A, Rev., 5.00%, 4/1/2025 (d)	60	65
Rev., 5.00%, 5/15/2025 (c)	8,410	8,971
Series 2020A, Rev., 5.00%, 4/1/2026 (d)	20	22
Series 2020A, Rev., 5.00%, 4/1/2026	80	87

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Stadium & Exposition District Rev., BAN, 4.00%, 7/3/2023	3,325	3,370
Parish of St. Charles, Pollution Control, Shell Oil Co. Project Series B, Rev., VRDO, 0.50%, 6/1/2022 (a) (c)	150	150
Parish of St. John the Baptist, Marathon Oil Corp., Project
Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (a) (c)	18,000	17,564
Subseries 2017B-2, Rev., 2.37%, 7/1/2026 (a) (c)	12,800	12,196
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2017A, Rev., 0.60%, 5/1/2023 (c)	60,000	58,855
Zachary Community School District No. 1 GO, 3.00%, 3/1/2023 (a)	715	722
Total Louisiana		156,224
Maine — 0.0% ^
Maine Health & Higher Educational Facilities Authority Series 2020A, Rev., 5.00%, 7/1/2026	250	272
Maryland — 0.7%
County of Calvert, Consolidated Public Improvement
GO, 4.00%, 7/1/2022 (a)	1,940	1,945
GO, 4.00%, 7/1/2023 (a)	2,070	2,124
GO, 4.00%, 7/1/2024 (a)	2,010	2,094
County of Montgomery, Public Improvement Series 2020B, GO, 4.00%, 11/1/2024	1,000	1,048
Maryland Health & Higher Educational Facilities Authority
Series B, Rev., VRDO, LOC : TD Bank NA, 0.66%, 6/9/2022 (c)	16,915	16,915
Series 1985A, Rev., VRDO, LOC : TD Bank NA, 0.69%, 6/9/2022 (c)	25	25
Total Maryland		24,151
Massachusetts — 1.3%
City of Boston Series 2020D, GO, 5.00%, 3/1/2024 (a)	2,335	2,462
Commonwealth of Massachusetts, Consolidated Loan of 2014 Subseries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,503
Massachusetts Development Finance Agency
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 1.18%, 6/9/2022 (b)	1,500	1,493
Rev., 5.00%, 7/1/2022	390	391
Series 2020A, Rev., 5.00%, 10/1/2022	3,600	3,645
Series 2020C, Rev., AGM, 5.00%, 10/1/2022	150	152
Series 2020A, Rev., 5.00%, 10/1/2023	2,900	3,027
Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	104
Rev., 5.00%, 7/1/2024	350	365
Series 2020A, Rev., 5.00%, 10/1/2024	1,580	1,684
Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	122
Series 2020A, Rev., 5.00%, 10/1/2025	975	1,061
Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	189
Series 2020A, Rev., 5.00%, 10/1/2026	895	993
Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	192
Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2022 (d)	2,500	2,507
Massachusetts Transportation Trust Fund Metropolitan Highway System Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	10,190
University of Massachusetts Building Authority
Rev., 5.00%, 11/1/2024 (a) (d)	9,485	10,169
Series 2015-1, Rev., 5.00%, 11/1/2025 (a) (d)	250	274
Total Massachusetts		44,523

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — 2.3%
City of Charlevoix, Building Authority, Limited Tax
Rev., 4.00%, 10/1/2022 (a)	175	177
Rev., 4.00%, 10/1/2023 (a)	110	113
City of Gladstone, Capital Improvement, Limited Tax
GO, AGM, 3.00%, 3/1/2023	260	263
GO, AGM, 3.00%, 3/1/2024	265	269
GO, AGM, 3.00%, 3/1/2025	275	281
Frankenmuth School District GO, Q-SBLF, 4.00%, 5/1/2023	200	204
Fulton School District
GO, AGM, 4.00%, 5/1/2025	215	224
GO, AGM, 4.00%, 5/1/2026	220	232
GO, AGM, 4.00%, 5/1/2027	210	223
Hopkins Public Schools Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	373
Huron Valley School District
GO, Q-SBLF, 2.00%, 5/1/2024	5,825	5,789
GO, Q-SBLF, 2.00%, 5/1/2025	2,050	2,017
Jackson Public Schools
GO, Q-SBLF, 4.00%, 5/1/2023	605	618
GO, Q-SBLF, 4.00%, 5/1/2024	690	713
Kent Hospital Finance Authority Series 2008B-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.68%, 6/9/2022 (c)	34,040	34,040
Lakeview School District Series B, GO, VRDO, LOC : TD Bank NA, 0.65%, 6/9/2022 (c)	7,735	7,735
Leland Public School District GO, AGM, 4.00%, 5/1/2023	785	800
Michigan Finance Authority Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,192
Michigan State Hospital Finance Authority Series 2010F-3, Rev., 4.00%, 7/1/2024 (c)	1,000	1,034
Michigan State Housing Development Authority
Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 1.55%, 6/9/2022 (c)	5,395	5,395
Rev., 0.23%, 10/1/2022 (c)	7,200	7,158
Michigan Strategic Fund
Rev., 4.00%, 11/15/2022	180	180
Rev., 4.00%, 11/15/2023	190	191
Rev., 0.58%, 8/1/2024 (c)	3,000	2,832
South Haven Township and Casco Township, Water and Sewage Treatment Authority, Limited Tax
Rev., 4.00%, 5/1/2023 (a)	480	490
Rev., 4.00%, 5/1/2024 (a)	720	745
Waterford School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2023 (a)	1,340	1,367
GO, Q-SBLF, 4.00%, 5/1/2024 (a)	1,360	1,412
Wayne County Airport Authority Series G, Rev., 5.00%, 12/1/2024 (a)	1,000	1,066
Wayne-Westland Community Schools, Building and Site Unlimited Tax GO, Q-SBLF, 5.00%, 11/1/2022 (a)	290	294
Total Michigan		80,427
Minnesota — 0.4%
City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2007C-2, Rev., VRDO, LOC : Wells Fargo Bank NA, 0.68%, 6/9/2022 (c)	6,410	6,410
City of Wayzata, Folkestone Senior Living Community
Rev., 3.00%, 8/1/2022 (a)	200	200
Rev., 3.00%, 8/1/2023 (a)	100	100
Rev., 3.00%, 8/1/2024 (a)	100	99

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Duluth Economic Development Authority
Series 2021A, Rev., 3.00%, 7/1/2023 (a)	210	210
Series 2021A, Rev., 3.00%, 7/1/2024 (a)	100	100
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2025 (a)	100	99
Series 2021A, Rev., 3.00%, 7/1/2026 (a)	180	177
Duluth Housing & Redevelopment Authority
Series 2018-A, Rev., 3.63%, 11/1/2022 (a)	345	345
Series 2018-A, Rev., 3.88%, 11/1/2023 (a)	325	327
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2023 (a)	185	189
Metropolitan Council Series 2020C, GO, GAN, 0.38%, 12/1/2022	5,000	4,961
Minnesota Higher Education Facilities Authority
Rev., 3.00%, 12/1/2022	100	100
Rev., 3.00%, 12/1/2023	100	101
Total Minnesota		13,418
Mississippi — 0.1%
City of Tupelo
GO, 4.00%, 12/1/2022 (a)	245	248
GO, 4.00%, 12/1/2023 (a)	315	325
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.37%, 6/16/2025 (a) (c)	1,750	1,670
Series 2020C, Rev., 1.37%, 6/16/2025 (a) (c)	1,500	1,435
Mississippi Hospital Equipment & Facilities Authority
Series B, Rev., 5.00%, 1/1/2023	370	377
Series B, Rev., 5.00%, 1/1/2024	370	387
Total Mississippi		4,442
Missouri — 0.9%
City of Kansas City, Roe Bartle Convention Center Series 2008F, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 0.68%, 6/9/2022 (c)	4,490	4,490
City of St. Peters
COP, 4.00%, 5/1/2023 (a)	625	638
COP, 4.00%, 5/1/2024 (a)	650	674
COP, 4.00%, 5/1/2025 (a)	425	446
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2022	260	263
Rev., 4.00%, 12/1/2023	520	536
Rev., 4.00%, 12/1/2024	540	565
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,066
Greene County Reorganized School District No. R-8 Series 2019B, GO, 3.00%, 3/1/2023	595	601
Health & Educational Facilities Authority of the State of Missouri
Series C, Rev., VRDO, LIQ : BJC Health System, 0.65%, 6/9/2022 (c)	1,185	1,185
Series 2021B, Rev., 4.00%, 5/1/2026 (c)	7,500	7,888
Missouri Western State University Rev., 2.80%, 10/1/2022	50	50
Nixa Public Schools Series 2019B, GO, 5.00%, 3/1/2023	200	205
St. Louis County Special School District
COP, 4.00%, 4/1/2023 (a)	410	418

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
COP, 4.00%, 4/1/2024 (a)	605	626
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 0.80%, 6/9/2022 (a) (c) (e)	8,200	8,200
Total Missouri		30,851
Montana — 0.1%
Montana State Board of Regents Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 1.13%, 9/1/2023 (b)	2,940	2,945
Nebraska — 0.3%
County of Saunders
GO, 2.00%, 11/1/2022 (a)	300	301
GO, 3.00%, 11/1/2023 (a)	325	330
GO, 3.00%, 11/1/2024 (a)	415	423
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (a) (c)	6,800	6,436
Nebraska Public Power District
Series 2021C, Rev., 5.00%, 1/1/2023	1,600	1,633
Series 2021D, Rev., 5.00%, 1/1/2023	1,500	1,531
Total Nebraska		10,654
Nevada — 0.1%
Carson City Nevada Hospital Rev., 5.00%, 9/1/2027 (a)	610	671
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (a) (e)	395	385
Clark County School District, Limited Tax Series C, GO, 5.00%, 6/15/2023 (a)	2,000	2,069
Total Nevada		3,125
New Hampshire — 0.7%
New Hampshire Business Finance Authority Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 1.06%, 7/1/2024 (b)	24,500	23,568
New Jersey — 3.4%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2024 (a)	75	79
Series 2021A, Rev., AGM, 5.00%, 7/1/2025 (a)	100	108
Series 2021A, Rev., AGM, 5.00%, 7/1/2026 (a)	100	110
City of Newark
Series 2020A, GO, 5.00%, 10/1/2022	750	758
Series 2020B, GO, 5.00%, 10/1/2022	500	505
Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,037
Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	545
Series 2020A, GO, AGM, 5.00%, 10/1/2024	1,000	1,059
Series 2020B, GO, AGM, 5.00%, 10/1/2024	650	688
Series 2020A, GO, AGM, 5.00%, 10/1/2025	850	918
Series 2020B, GO, AGM, 5.00%, 10/1/2025	595	642
Series 2020A, GO, AGM, 5.00%, 10/1/2026	750	823
East Brunswick Township Board of Education GO, 5.00%, 8/1/2022 (a)	110	111
Jersey City Municipal Utilities Authority Rev., 3.00%, 7/1/2022	16,000	16,016
New Brunswick Parking Authority
Series 2020B, Rev., 5.00%, 9/1/2022	350	353
Series 2020B, Rev., 5.00%, 9/1/2023	335	347

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2020B, Rev., 5.00%, 9/1/2024	425	452
Series 2020B, Rev., 5.00%, 9/1/2025	425	462
Series 2020A, Rev., 5.00%, 9/1/2026	500	554
New Jersey Economic Development Authority
Series 2021QQQ, Rev., 5.00%, 6/15/2022	100	100
Series 2021QQQ, Rev., 5.00%, 6/15/2023	110	114
Series 2021QQQ, Rev., 5.00%, 6/15/2024	300	315
Series 2021QQQ, Rev., 5.00%, 6/15/2025	550	586
Series 2021QQQ, Rev., 5.00%, 6/15/2026	555	599
New Jersey Health Care Facilities Financing Authority
Series 2021A, Rev., 5.00%, 7/1/2022	5,590	5,607
Series 2021A, Rev., 5.00%, 7/1/2023	6,810	7,042
New Jersey Transportation Trust Fund Authority Series 2021A, Rev., 5.00%, 6/15/2025	2,750	2,929
New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	7,000	7,692
Passaic County Improvement Authority (The), City of Paterson Project Rev., 5.00%, 8/15/2026 (a)	350	390
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2025 (a)	1,825	1,872
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2023	21,380	21,813
GO, 5.00%, 6/1/2024	26,250	27,638
GO, 5.00%, 6/1/2025	12,670	13,621
Total New Jersey		115,885
New Mexico — 0.2%
County of Sandoval GO, 5.00%, 8/1/2022 (a)	560	563
New Mexico Hospital Equipment Loan Council
Series C, Rev., 2.25%, 7/1/2023	1,525	1,520
Series C, Rev., 2.38%, 7/1/2024	1,525	1,494
University of New Mexico (The), Subordinate Lien System Series 2002B, Rev., VRDO, LIQ: US Bank NA, 0.65%, 6/9/2022 (a) (c)	1,960	1,960
University of New Mexico, Gallup Branch Community College District GO, 2.00%, 10/15/2022 (a)	1,500	1,501
Total New Mexico		7,038
New York — 29.4%
Afton Central School District GO, BAN, 1.25%, 7/15/2022 (a)	6,000	6,000
Albany City School District Series B, GO, BAN, 1.00%, 7/29/2022 (a)	33,090	33,070
Amsterdam City School District GO, BAN, 1.25%, 6/24/2022 (a)	23,548	23,548
Ardsley Union Free School District GO, BAN, 1.50%, 2/10/2023 (a)	4,994	4,982
Battery Park City Authority
Series 2019D-1, Rev., VRDO, LIQ: TD Bank NA, 0.65%, 6/9/2022 (a) (c)	14,655	14,655
Series 2019D-2, Rev., VRDO, LIQ: TD Bank NA, 0.65%, 6/9/2022 (a) (c)	935	935
Bay Shore Union Free School District GO, TAN, 1.25%, 6/24/2022 (a)	32,500	32,499
Berlin Central School District GO, BAN, 2.00%, 6/29/2022 (a)	5,195	5,198
Binghamton City School District Series 2021B, GO, BAN, 1.25%, 11/10/2022 (a)	10,500	10,482
Brasher Falls Central School District Series 2021B, GO, BAN, 1.25%, 7/13/2022 (a)	15,811	15,811
Broome County Local Development Corp., United Health Services Hospitals, Inc., Project
Rev., AGM, 5.00%, 4/1/2024 (a)	500	527
Rev., AGM, 5.00%, 4/1/2025 (a)	500	537
Rev., AGM, 5.00%, 4/1/2026 (a)	500	548

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Canaseraga Central School District GO, BAN, 1.25%, 7/20/2022 (a)	3,640	3,640
Canastota Central School District GO, BAN, 1.25%, 6/29/2022 (a)	19,200	19,200
Catskill Central School District GO, BAN, 1.25%, 6/29/2022 (a)	26,960	26,959
Center Moriches Union Free School District GO, TAN, 1.25%, 6/24/2022 (a)	9,000	9,000
Chenango Forks Central School District Series 2021B, GO, BAN, 1.25%, 6/30/2022 (a)	12,000	11,999
Chenango Valley Central School District GO, BAN, 1.25%, 6/24/2022 (a)	12,190	12,190
City of Jamestown, Public Improvement
GO, 5.00%, 6/1/2022	500	500
GO, 5.00%, 6/1/2023	525	542
GO, 5.00%, 6/1/2024	545	576
City of New York, Fiscal Year 2012 Series A, Subseries A-4, GO, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 0.70%, 6/9/2022 (c)	2,300	2,300
City of New York, Fiscal Year 2020 Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,447
City of New York, Fiscal Year 2021 Series A, Subseries A-1, GO, 5.00%, 8/1/2024	15,000	15,975
Copiague Union Free School District GO, TAN, 1.25%, 6/22/2022 (a)	26,000	26,000
East Quogue Union Free School District GO, TAN, 1.25%, 6/24/2022 (a)	5,000	5,000
Edgemont Union Free School District at Greenburgh GO, BAN, 1.25%, 9/2/2022 (a)	3,800	3,798
Floral Park-Bellerose Union Free School District
GO, 5.00%, 12/1/2022	475	484
GO, 5.00%, 12/1/2023	495	519
GO, 5.00%, 12/1/2024	525	564
GO, 5.00%, 12/1/2025	550	605
Frewsburg Central School District GO, BAN, 1.25%, 6/22/2022	6,177	6,176
Fulton City School District GO, BAN, 1.25%, 7/22/2022	10,000	9,998
Gananda Central School District GO, BAN, 1.25%, 6/30/2022	8,000	8,000
Geneva City School District GO, RAN, 1.25%, 6/22/2022	7,000	7,000
Gowanda Central School District GO, BAN, 1.25%, 6/21/2022	10,911	10,910
Granville Central School District GO, BAN, 1.25%, 6/17/2022	13,951	13,951
Hamilton Central School District GO, BAN, 1.25%, 7/8/2022	5,796	5,797
Harborfields Central School District GO, BAN, 1.25%, 9/8/2022	14,609	14,604
Hempstead Town Local Development Corp.
Rev., 4.00%, 2/1/2023	100	102
Rev., 4.00%, 2/1/2024	200	206
Hempstead Union Free School District Series 2021B, GO, BAN, 1.00%, 7/13/2022	4,130	4,128
Hermon-DeKalb Central School District GO, BAN, 1.25%, 6/30/2022	14,000	13,999
Hoosick Falls Central School District GO, BAN, 1.25%, 8/5/2022	12,500	12,497
Jamesville-Dewitt Central School District GO, BAN, 1.25%, 7/15/2022	21,000	21,000
Lewiston-Porter Central School District GO, BAN, 1.25%, 6/15/2022	8,090	8,090
Lisbon Central School District GO, BAN, 1.25%, 7/15/2022	5,200	5,200
Long Island Power Authority
Rev., 1.00%, 9/1/2025	25,000	23,612
Series 2020A, Rev., 5.00%, 9/1/2026	680	755
Mattituck-Cutchogue Union Free School District GO, TAN, 1.25%, 6/24/2022	8,500	8,500
Mcgraw Central School District GO, BAN, 1.25%, 6/28/2022	8,855	8,855
Metropolitan Transportation Authority Series 2002G-1F, Rev., (SOFR + 0.43%), 0.96%, 11/1/2026 (b)	1,670	1,600
Middleburgh Central School District GO, BAN, 1.25%, 6/28/2022	9,770	9,770
Moriah Central School District GO, BAN, 1.25%, 7/14/2022	6,815	6,816

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Mount Vernon City School District GO, 5.00%, 12/1/2022	1,965	1,999
New York City Industrial Development Agency
Rev., AGM, 5.00%, 1/1/2024	1,000	1,045
Rev., AGM, 5.00%, 1/1/2025	2,000	2,122
Rev., AGM, 5.00%, 1/1/2026	1,000	1,081
Rev., AGM, 5.00%, 1/1/2027	1,000	1,095
New York City Water and Sewer System, Fiscal Year 2003 Subseries F1B, Rev., VRDO, LIQ: US Bank NA, 0.65%, 6/9/2022 (c)	150	150
New York City Water and Sewer System, Second General Resolution Series BB-1A, Rev., VRDO, LIQ: State Street Bank & Trust Co., 0.50%, 6/1/2022 (c)	14,600	14,600
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.45%, 6/1/2022 (c)	11,200	11,200
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.66%, 6/9/2022 (c)	5,680	5,680
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	951
New York State Dormitory Authority, School Districts Financing Program Series 2019A, Rev., 5.00%, 10/1/2022	7,490	7,581
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2022	1,500	1,504
Series 2021A, Rev., 5.00%, 7/1/2025	750	804
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	432
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt
Rev., 5.00%, 12/1/2022	750	761
Rev., 5.00%, 12/1/2023	800	827
Rev., 5.00%, 12/1/2024	800	843
Rev., 5.00%, 12/1/2025	500	533
Rev., 5.00%, 12/1/2026	750	808
North Syracuse Central School District GO, BAN, 1.25%, 8/5/2022	40,300	40,293
Northeastern Clinton Central School District GO, BAN, 1.25%, 9/2/2022	20,000	19,992
Oakfield-Alabama Central School District GO, BAN, 1.25%, 7/19/2022	11,000	10,999
Odessa-Montour Central School District GO, BAN, 1.25%, 7/15/2022	11,200	11,200
Owego Apalachin Central School District GO, BAN, 1.25%, 6/29/2022	22,476	22,476
Oxford Academy and Central School District GO, BAN, 2.00%, 7/8/2022	5,580	5,584
Palmyra Macedon Central School District GO, BAN, 1.25%, 6/16/2022 (a)	16,220	16,220
Pine Valley Central School District GO, BAN, 1.25%, 6/15/2022 (a)	6,420	6,420
Port Authority of New York and New Jersey, Consolidated Series 207, Rev., 5.00%, 9/15/2023 (a)	10,000	10,385
Sachem Central School District GO, TAN, 1.25%, 6/23/2022 (a)	50,000	50,000
Sandy Creek Central School District GO, BAN, 1.25%, 6/24/2022 (a)	20,222	20,221
Seneca Falls Central School District GO, BAN, 1.25%, 6/28/2022 (a)	14,715	14,715
Smithtown Central School District GO, TAN, 1.25%, 6/29/2022 (a)	50,000	50,001
Solvay Union Free School District GO, BAN, 1.25%, 6/29/2022 (a)	25,530	25,529
Springs Union Free School District GO, TAN, 1.25%, 6/24/2022 (a)	6,000	6,000
Town of Oyster Bay, Public Improvement
GO, 4.00%, 11/1/2022	410	414
GO, 4.00%, 11/1/2023	1,000	1,028
GO, 4.00%, 11/1/2024	950	987
GO, 4.00%, 11/1/2025	495	520
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2021A, Rev., BAN, 5.00%, 11/1/2025 (a)	15,000	16,372
Series 2021A-2, Rev., 2.00%, 5/15/2026 (a) (c)	16,000	15,656

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Union Endicott Central School District GO, BAN, 1.25%, 6/24/2022 (a)	8,513	8,513
Wantagh Union Free School District GO, TAN, 1.25%, 6/24/2022 (a)	10,000	10,000
Waterville Central School District Series 2021B, GO, BAN, 1.25%, 7/15/2022 (a)	12,310	12,309
West Babylon Union Free School District GO, TAN, 1.25%, 6/24/2022 (a)	22,000	22,000
Whitesboro Central School District GO, BAN, 1.25%, 6/24/2022 (a)	20,717	20,717
Williamson Central School District GO, BAN, 1.25%, 7/15/2022 (a)	9,272	9,272
Windsor Central School District GO, BAN, 1.25%, 6/16/2022 (a)	9,649	9,649
Wyandanch Union Free School District GO, TAN, 1.25%, 6/24/2022 (a)	12,000	12,000
Yorkshire-Pioneer Central School District GO, BAN, 1.25%, 7/28/2022 (a)	14,000	13,997
Total New York		1,009,141
North Carolina — 3.1%
Buncombe County Metropolitan Sewerage District Series 2008A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.65%, 6/9/2022 (a) (c)	19,975	19,975
City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ: PNC Bank NA, 0.75%, 6/9/2022 (a) (c)	21,400	21,400
City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ: PNC Bank NA, 0.75%, 6/9/2022 (a) (c)	7,315	7,315
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (a) (c)	825	811
Series 2019B, Rev., 2.00%, 10/1/2024 (a) (c)	825	811
Series 2020A, Rev., 1.37%, 6/16/2025 (a) (c)	1,780	1,698
County of Harnett, Limited Obligation
Rev., 4.00%, 12/1/2022	1,700	1,723
Rev., 4.00%, 12/1/2023	1,650	1,705
Rev., 4.00%, 12/1/2024	1,000	1,048
Rev., 5.00%, 12/1/2025	1,000	1,097
County of Orange, Limited Obligation
Series 2021A, Rev., 5.00%, 11/15/2022	1,405	1,428
Series 2021A, Rev., 5.00%, 11/15/2023	630	659
Series 2021A, Rev., 5.00%, 11/15/2024	350	375
Series 2021A, Rev., 5.00%, 11/15/2025	250	274
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	39,700	41,367
University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%), 1.11%, 7/1/2022 (a) (b)	3,750	3,744
Total North Carolina		105,430
Ohio — 3.6%
City of Akron, Various Purpose
GO, 2.00%, 12/1/2022 (a)	565	566
GO, 2.00%, 12/1/2023 (a)	485	486
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022 (a)	265	268
City of Elyria, Limited Tax Series 2019-2, GO, 4.00%, 12/1/2022 (a)	935	947
City of Lorain, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2022	280	284
Series 2020A, GO, 4.00%, 12/1/2023	300	309
Series 2020A, GO, 4.00%, 12/1/2024	250	261
City of Toledo, Limited Tax, Capital Improvement GO, AGM, 5.00%, 12/1/2022 (a)	1,305	1,328
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2025 (a)	100	108
Rev., 5.00%, 7/1/2026 (a)	125	137

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
County of Franklin, Hospital Facilities, OhioHealth Corp.
Series 2011C, Rev., VRDO, 0.66%, 6/9/2022 (c)	200	200
Series 2009A, Rev., VRDO, LIQ: Barclays Bank plc, 0.68%, 6/9/2022 (c)	20,000	20,000
County of Ross, Adena Health System Obligated Group Project
Rev., 5.00%, 12/1/2022 (a)	355	361
Rev., 5.00%, 12/1/2023 (a)	490	511
Euclid City School District
COP, 4.00%, 12/1/2023 (a)	70	72
COP, 4.00%, 12/1/2024 (a)	180	188
Lancaster Port Authority Series 2019A, Rev., LIQ : Royal Bank of Canada, 5.00%, 2/1/2025 (c)	6,100	6,434
Ohio Housing Finance Agency, Carnegie Tower Project Rev., 0.35%, 10/1/2022 (c)	10,200	10,144
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2016A, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.67%, 6/9/2022 (c)	73,645	73,645
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 1.01%, 6/9/2022 (c)	8,250	8,250
Total Ohio		124,499
Oklahoma — 0.4%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 4.00%, 12/1/2022 (a)	190	192
Rev., 4.00%, 12/1/2023 (a)	155	160
Rev., 4.00%, 12/1/2024 (a)	165	172
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2023 (a)	1,000	1,016
Cleveland County Educational Facilities Authority, Lexington Public Schools Project
Rev., 4.00%, 9/1/2022 (a)	125	126
Rev., 4.00%, 9/1/2023 (a)	270	277
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2023 (a)	450	462
Elk City Industrial Authority Rev., 2.00%, 5/1/2023 (a)	105	105
Ellis County Educational Facilities Authority Rev., 3.00%, 3/1/2023 (a)	730	737
Garvin County Educational Facilities Authority
Rev., 4.00%, 9/1/2022	135	136
Rev., 4.00%, 9/1/2023	110	113
Rev., 4.00%, 9/1/2024	160	166
Grady County School Finance Authority
Rev., 4.00%, 9/1/2022	200	201
Rev., 4.00%, 9/1/2023	300	308
Rev., 4.00%, 9/1/2024	245	255
Kingfisher County Educational Facilities Authority
Rev., 3.00%, 3/1/2023	385	389
Rev., 3.00%, 3/1/2024	270	274
Muskogee Industrial Trust Rev., 5.00%, 9/1/2023	900	930
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., 1.63%, 7/6/2023	4,885	4,807
Oklahoma Housing Finance Agency, Central Oklahoma Portfolio Rev., 0.28%, 8/1/2022 (c)	2,500	2,493
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project
Rev., 4.00%, 12/1/2024 (a)	250	260
Rev., 4.00%, 12/1/2026 (a)	250	265
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 2.00%, 9/1/2022 (a)	125	125
Rev., 4.00%, 9/1/2023 (a)	175	180

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Rev., 4.00%, 9/1/2024 (a)	435	451
Wagoner County School Development Authority, Wagoner Public Schools Project Rev., 4.00%, 9/1/2023 (a)	525	538
Total Oklahoma		15,138
Oregon — 0.4%
County of Yamhill, Linfield University Project
Rev., 4.00%, 10/1/2022 (a)	250	252
Rev., 4.00%, 10/1/2023 (a)	435	445
Rev., 4.00%, 10/1/2024 (a)	425	435
Oregon State Facilities Authority, Linfield College Project Series 2015A, Rev., 5.00%, 10/1/2025 (d)	1,000	1,085
State of Oregon, Housing and Community Services Department Series 2021BB, Rev., 0.47%, 12/1/2023 (c)	8,500	8,223
State of Oregon, Housing and Community Services Department, Sha Rad Group II Apartment Projects Rev., VRDO, 1.45%, 6/1/2022 (c)	3,350	3,350
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026 (a)	415	391
Series 2021B-2, Rev., 2.13%, 11/15/2027 (a)	500	468
Total Oregon		14,649
Pennsylvania — 5.0%
Allegheny County Sanitary Authority, Sewer
Series 2020B, Rev., 3.00%, 6/1/2022 (a)	250	250
Series 2020A, Rev., 4.00%, 6/1/2024 (a)	300	311
Series 2020A, Rev., 4.00%, 6/1/2025 (a)	150	158
Series 2020B, Rev., 4.00%, 6/1/2025 (a)	210	221
Series 2020A, Rev., 5.00%, 6/1/2026 (a)	425	469
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (a) (e)	100	102
Ambridge Borough Water Authority
Rev., 4.00%, 11/15/2022 (a)	175	177
Rev., 4.00%, 11/15/2023 (a)	175	180
Apollo-Ridge School District
Series 2019A, GO, 2.00%, 9/1/2022 (a)	375	376
Series 2019A, GO, 4.00%, 9/1/2023 (a)	385	396
Series 2019A, GO, 4.00%, 9/1/2024 (a)	450	466
Armstrong School District
Series 2019A, GO, 3.00%, 3/15/2023 (a)	240	243
Series B, GO, 3.00%, 3/15/2023 (a)	400	404
Berks County Municipal Authority (The), Tower Health Project
Series 2020A, Rev., 5.00%, 2/1/2023 (a)	1,300	1,318
Series 2020A, Rev., 5.00%, 2/1/2024 (a)	425	437
Series 2020A, Rev., 5.00%, 2/1/2025 (a)	600	617
Series 2020A, Rev., 5.00%, 2/1/2026 (a)	1,015	1,051
Big Beaver Falls Area School District, Unlimited Tax GO, 5.00%, 3/15/2023 (a)	1,200	1,231
Burgettstown Area School District Series 2019A, GO, 4.00%, 3/15/2023 (a)	200	203
Carmichaels Area School District, Limited Tax
GO, 4.00%, 9/1/2022 (a)	190	191
GO, 4.00%, 9/1/2023 (a)	150	154
Charleroi Borough Authority Water System
Rev., AGM, 4.00%, 12/1/2022 (a)	165	167

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., AGM, 4.00%, 12/1/2023 (a)	225	232
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 3.00%, 9/1/2023 (a)	230	234
Series 2020A, Rev., 3.00%, 9/1/2024 (a)	215	219
Series 2020A, Rev., 5.00%, 9/1/2025 (a)	250	271
City of Altoona, Guaranteed Sewer
GO, AGM, 5.00%, 12/1/2022 (a)	200	203
GO, AGM, 5.00%, 12/1/2023 (a)	300	313
City of Lebanon Authority
Rev., 4.00%, 12/15/2022	275	279
Rev., 4.00%, 12/15/2023	360	372
City of Philadelphia Series 2019A, GO, 5.00%, 8/1/2022 (a)	4,755	4,784
City of Philadelphia, Airport System
Series 2020A, Rev., 5.00%, 7/1/2024 (a)	1,480	1,559
Series 2020A, Rev., 5.00%, 7/1/2025 (a)	1,550	1,666
City of Philadelphia, Water and Wastewater System Rev., 5.00%, 11/1/2022 (a) (d)	1,465	1,487
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026 (a)	300	333
Connellsville Area School District Series 2019A, GO, AGM, 2.00%, 5/15/2023 (a)	70	70
Cornell School District GO, AGM, 4.00%, 9/1/2022 (a)	200	201
County of Armstrong
GO, AGM, 4.00%, 6/1/2022 (a)	380	380
Series 2019A, GO, 4.00%, 6/1/2022 (a)	430	430
GO, AGM, 4.00%, 6/1/2023 (a)	225	230
Series 2019A, GO, 5.00%, 6/1/2023 (a)	225	232
GO, AGM, 4.00%, 6/1/2024 (a)	230	239
GO, AGM, 4.00%, 6/1/2025 (a)	240	253
County of Indiana
GO, 2.00%, 12/15/2022	180	180
GO, 2.00%, 12/15/2023	260	260
GO, 3.00%, 12/15/2024	430	439
GO, 3.00%, 12/15/2025	250	256
GO, 3.00%, 12/15/2026	435	445
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2022	135	136
Series 2020A, GO, 4.00%, 3/15/2023	200	204
Series 2020B, GO, 4.00%, 9/1/2023	305	313
Series 2020A, GO, 4.00%, 3/15/2024	300	310
Series 2020B, GO, 4.00%, 9/1/2024	680	707
Series 2020A, GO, 4.00%, 3/15/2025	300	314
Series 2020B, GO, 4.00%, 9/1/2025	685	722
Series 2020B, GO, 4.00%, 9/1/2026	1,445	1,542
County of Somerset
GO, 2.00%, 10/1/2022 (a)	340	340
GO, 2.00%, 10/1/2023 (a)	335	335
GO, 2.00%, 10/1/2024 (a)	300	299
County of York Series 2020A, GO, 5.00%, 6/1/2026 (a)	1,305	1,440

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Dallas School District
GO, AGM, 4.00%, 10/15/2022 (a)	300	303
GO, AGM, 5.00%, 10/15/2023 (a)	175	181
GO, AGM, 5.00%, 10/15/2024 (a)	325	344
Iroquois School District
GO, 4.00%, 10/1/2022	390	393
GO, 4.00%, 10/1/2023	200	206
Lycoming County Water & Sewer Authority
Rev., AGM, 4.00%, 11/15/2022	200	202
Rev., AGM, 4.00%, 11/15/2023	150	155
Mars Area School District Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	119
Middletown Township Sewer Authority
Rev., 4.00%, 10/1/2022	265	267
Rev., 4.00%, 10/1/2023	210	216
Montgomery County Higher Education and Health Authority
Rev., 5.00%, 4/1/2023	300	306
Rev., 5.00%, 4/1/2024	300	312
Rev., 5.00%, 4/1/2025	250	262
Rev., 5.00%, 4/1/2026	165	175
Montour School District GO, 3.00%, 10/1/2023	200	203
Muncy School District GO, 4.00%, 5/15/2023	345	353
Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023	6,000	6,007
Municipality of Penn Hills
Series 2019A, GO, 3.00%, 12/1/2022 (a)	345	348
Series 2019A, GO, 3.00%, 12/1/2023 (a)	305	310
Neshannock Township School District
Series 2019AA, GO, 4.00%, 9/1/2022	150	151
Series 2019AA, GO, 4.00%, 9/1/2023	200	205
New Castle Area School District
GO, 3.00%, 3/1/2023	1,000	1,010
GO, 4.00%, 3/1/2024	240	247
Northeast Bradford School District
GO, AGM, 2.00%, 6/1/2022	320	320
GO, AGM, 3.00%, 6/1/2023	330	334
Northwestern Lehigh School District GO, 5.00%, 2/15/2023	680	697
Penn Hills School District
GO, 3.00%, 10/1/2022 (a)	1,725	1,734
GO, 4.00%, 10/1/2023 (a)	1,790	1,838
GO, 4.00%, 10/1/2024 (a)	1,855	1,927
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (a) (c)	5,500	5,191
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series AX, Rev., AGM, 5.00%, 6/15/2022 (a)	1,375	1,377
Pennsylvania Turnpike Commission
Series 2019A, Rev., 5.00%, 12/1/2022 (a)	1,000	1,017
Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 1.28%, 12/1/2023 (a) (b)	18,000	18,005
Series 2019A, Rev., 5.00%, 12/1/2023 (a)	1,000	1,047

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2020B, Rev., 5.00%, 12/1/2023 (a)	425	445
Series 2020B, Rev., 5.00%, 12/1/2024 (a)	450	483
Series 2020B, Rev., 5.00%, 12/1/2025 (a)	325	357
Series 2020B, Rev., 5.00%, 12/1/2026 (a)	400	448
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC : TD Bank NA, 0.65%, 6/9/2022 (a) (c)	7,095	7,095
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC : TD Bank NA, 0.65%, 6/9/2022 (a) (c)	20,300	20,300
Pittsburgh School District
GO, 5.00%, 9/1/2022 (a)	1,690	1,706
GO, 5.00%, 9/1/2023 (a)	1,810	1,883
Pittsburgh Water and Sewer Authority, First Lien Series 2019A, Rev., 5.00%, 9/1/2022 (a)	250	252
Punxsutawney Area School District
Series 2020A, GO, AGM, 5.00%, 10/15/2022 (a)	290	294
Series 2020A, GO, AGM, 5.00%, 10/15/2023 (a)	250	261
Series 2020A, GO, AGM, 5.00%, 10/15/2024 (a)	150	160
School District of Philadelphia (The)
Series 2019A, GO, 5.00%, 9/1/2022 (a)	1,050	1,059
Series 2019A, GO, 5.00%, 9/1/2023 (a)	1,050	1,090
School District of the City of Erie (The), Limited Tax Series 2019B, GO, AGM, 5.00%, 4/1/2023 (a)	315	324
Selinsgrove Area School District
Series 2019A, GO, 2.00%, 9/1/2022 (a)	400	401
Series 2019A, GO, 2.00%, 3/1/2023 (a)	5	5
Series B, GO, 3.00%, 3/1/2023 (a)	95	96
Series 2019A, GO, 2.00%, 9/1/2023 (a)	585	586
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2022 (a)	500	500
Rev., 5.00%, 6/1/2023 (a)	750	774
Rev., 5.00%, 6/1/2024 (a)	755	793
Rev., 5.00%, 6/1/2025 (a)	1,250	1,338
Rev., 5.00%, 6/1/2026 (a)	750	817
Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024 (a)	440	458
State Public School Building Authority, Community College of Philadelphia Project Series 2019A, Rev., AGM, 5.00%, 6/15/2022 (a)	310	310
Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax
Series 2019B, GO, 4.00%, 11/1/2022 (a)	240	243
Series 2019B, GO, 4.00%, 11/1/2023 (a)	250	257
Steelton-Highspire School District, Limited Tax
GO, 4.00%, 11/15/2022 (a)	60	61
GO, 4.00%, 11/15/2023 (a)	85	87
Township of Butler
GO, 5.00%, 10/1/2022 (a)	250	253
GO, 5.00%, 10/1/2023 (a)	260	271
GO, 5.00%, 10/1/2024 (a)	275	293
Township of East Coventry
GO, 3.00%, 12/1/2025 (a)	345	354
GO, 3.00%, 12/1/2026 (a)	275	283
Township of East Pennsboro, Cumberland County GO, 3.00%, 9/1/2022 (a)	175	176

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Township of Radnor
GO, 2.00%, 6/15/2022 (a)	190	190
GO, 3.00%, 6/15/2024 (a)	145	148
Uniontown Area School District
GO, 2.00%, 10/1/2023 (a)	530	531
GO, 3.00%, 10/1/2024 (a)	900	917
University of Pittsburgh of the Commonwealth System of Higher Education Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 1.04%, 2/15/2024 (a) (b)	47,000	47,141
Upper Allegheny Joint Sanitary Authority
Series 2019A, Rev., AGM, 4.00%, 9/1/2022 (a)	200	201
Series 2019A, Rev., AGM, 4.00%, 9/1/2023 (a)	215	220
Waynesboro Area School District, Franklin County
GO, 5.00%, 10/1/2022 (a)	305	309
GO, 5.00%, 10/1/2023 (a)	320	333
Wilkes-Barre Area School District GO, 5.00%, 4/15/2023 (a)	115	118
Wyalusing Area School District
GO, 3.00%, 4/1/2023 (a)	200	202
GO, AGM, 4.00%, 4/1/2023 (a)	400	408
GO, 3.00%, 4/1/2024 (a)	185	189
GO, 3.00%, 4/1/2025 (a)	200	205
GO, 3.00%, 4/1/2026 (a)	300	308
Total Pennsylvania		173,046
Rhode Island — 0.4%
City of Pawtucket
Series 2019D, GO, AGM, 3.00%, 7/15/2022 (a)	210	210
Series 2019C, GO, AGM, 4.00%, 7/15/2022 (a)	210	211
Series 2019D, GO, AGM, 3.00%, 7/15/2023 (a)	70	71
Series 2019C, GO, AGM, 4.00%, 7/15/2023 (a)	380	390
Rhode Island Health and Educational Building Corp., Public School Financing Program Series 2021F, Rev., 4.00%, 5/15/2024 (a)	1,790	1,853
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.50%, 6/1/2022 (a) (c)	12,105	12,105
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 5.00%, 10/1/2023 (a)	125	130
Total Rhode Island		14,970
South Carolina — 0.2%
Charleston County School District GO, SCSDE, 5.00%, 3/1/2024 (a)	3,000	3,165
Chester Sewer District, Wastewater System Improvement Rev., 4.00%, 6/1/2023 (a)	75	77
Piedmont Municipal Power Agency Series 2021A, Rev., 4.00%, 1/1/2024 (a)	1,525	1,570
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series 2019A, Rev., 2.38%, 12/1/2024 (a) (e)	600	582
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023 (a)	130	130
Total South Carolina		5,524
Tennessee — 1.7%
Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartment Rev., 0.20%, 8/1/2023 (a) (c)	2,000	1,953
City of Memphis, General Improvement
Series 2020A, GO, 5.00%, 12/1/2023	2,135	2,238

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Series 2020A, GO, 5.00%, 12/1/2024	2,245	2,409
County of Hamilton Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,539
County of Shelby, Public Improvement Series 2006B, GO, VRDO, LIQ: State Street Bank & Trust Co., 0.69%, 6/9/2022 (a) (c)	4,715	4,715
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 4/1/2025	1,000	1,060
Knoxville's Community Development Corp. Rev., 0.22%, 10/1/2023 (c)	4,500	4,307
Memphis-Shelby County Airport Authority
Series 2021B, Rev., AMT, 5.00%, 7/1/2022	305	306
Series 2021C, Rev., AMT, 5.00%, 7/1/2022	185	186
Series 2021C, Rev., AMT, 5.00%, 7/1/2023	645	664
Series 2021C, Rev., AMT, 5.00%, 7/1/2024	850	892
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Rev., 3.00%, 10/1/2024	325	321
Rev., 1.25%, 12/1/2024 (c)	5,655	5,449
Metropolitan Government Nashville & Davidson County Industrial Development Board Rev., 0.58%, 8/1/2024 (c)	1,150	1,085
Metropolitan Government of Nashville & Davidson County Series 2021A, GO, 5.00%, 7/1/2026	600	668
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026 (a)	10,000	9,582
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2022 (a)	175	177
Series 2021A, Rev., 5.00%, 11/1/2023 (a)	250	258
Series 2021A, Rev., 5.00%, 11/1/2024 (a)	250	262
Series 2021A, Rev., 5.00%, 11/1/2025 (a)	290	308
Series 2021A, Rev., 5.00%, 11/1/2026 (a)	350	377
Series 2021A, Rev., 5.00%, 11/1/2027 (a)	1,000	1,085
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2023 (a) (c)	17,045	17,258
Total Tennessee		59,099
Texas — 7.1%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 3.00%, 8/15/2022 (a)	635	637
Rev., PSF-GTD, 3.00%, 8/15/2023 (a)	655	665
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024 (a)	200	213
Series 2018C, Rev., 5.00%, 8/1/2025 (a)	200	218
Austin Community College District, Combined Fee Rev., 5.00%, 2/1/2023 (a)	170	174
Avery Ranch Road District No. 1, Unlimited Tax
GO, 3.00%, 8/15/2022 (a)	615	617
GO, 3.00%, 8/15/2023 (a)	810	822
Big Oaks Municipal Utility District, Waterworks & Sewer System, Unlimited Tax GO, AGM, 3.00%, 3/1/2023 (a)	905	914
Bridgestone Municipal Utility District, Unlimited Tax Series 2019A, GO, AGM, 3.00%, 5/1/2023 (a)	85	86
Brushy Creek Municipal Utility District, Unlimited Tax
GO, 3.00%, 6/1/2022 (a)	235	235
GO, 3.00%, 6/1/2023 (a)	250	253
Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (a) (c)	11,100	10,462
Capital Area Housing Finance Corp., Variable Lockhart Farms Apartments Rev., 0.70%, 6/1/2024 (a) (c)	3,000	2,875
Central Texas Regional Mobility Authority, Subordinated Lien Series 2020F, Rev., BAN, 5.00%, 1/1/2025 (a)	6,430	6,715
City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2022 (a)	4,250	4,311

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of EI Paso, Combination Tax
GO, 5.00%, 8/15/2022 (a)	400	403
GO, 5.00%, 8/15/2023 (a)	515	535
GO, 5.00%, 8/15/2024 (a)	700	744
City of El Paso Series 2020A, GO, 5.00%, 8/15/2024 (a)	275	292
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose GO, 5.00%, 3/1/2023 (f)	2,550	2,610
City of Houston, Airport System, Subordinate Lien
Series 2021A, Rev., AMT, 5.00%, 7/1/2023	850	876
Series 2021A, Rev., AMT, 5.00%, 7/1/2024	500	525
Series 2021A, Rev., AMT, 5.00%, 7/1/2025	500	535
Series 2021A, Rev., AMT, 5.00%, 7/1/2027	1,000	1,100
City of Houston, Combined Utility System, First Lien Series 2004B-6, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 0.69%, 6/9/2022 (c)	9,000	9,000
City of Irving, Hotel Occupancy, Occupancy Tax
Rev., 5.00%, 8/15/2022	50	50
Rev., 5.00%, 8/15/2023	50	51
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2023	125	127
City of Port Arthur GO, AGM, 5.00%, 2/15/2023 (a)	910	932
City of Port Arthur, Combination Tax, Certificates of Obligation
Series 2020A, GO, AGM, 4.00%, 2/15/2023 (a)	365	371
Series 2020A, GO, AGM, 5.00%, 2/15/2024 (a)	380	399
Series 2020A, GO, AGM, 5.00%, 2/15/2025 (a)	400	430
City of Sulphur Springs GO, AGM, 3.00%, 9/1/2022 (a)	520	522
City of Universal City, Improvement Bonds
GO, 4.00%, 8/15/2022 (a)	145	146
GO, 2.00%, 8/15/2023 (a)	230	231
Clear Brook City Municipal Utility District, Unlimited Tax GO, AGM, 2.10%, 2/1/2023 (a)	450	451
County of Bexar, Tax Exempt Venue Project
Rev., 5.00%, 8/15/2022 (a)	275	277
Rev., 5.00%, 8/15/2023 (a)	275	283
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2023	110	113
Series 2020A, GO, 5.00%, 2/15/2024	125	131
Series 2020A, GO, 5.00%, 2/15/2025	130	140
County of Kaufman, Unlimited Tax
GO, 5.00%, 2/15/2023	155	159
GO, 5.00%, 2/15/2024	210	221
GO, 5.00%, 2/15/2025	255	274
Cypress Hill Municipal Utility District No. 1, Unlimited Tax
GO, 2.00%, 9/1/2022 (a)	190	190
GO, 3.00%, 9/1/2023 (a)	270	273
Florence Independent School District
GO, PSF-GTD, 3.00%, 8/15/2026	230	230
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Fort Bend County Levee Improvement District No. 11 GO, AGM, 3.00%, 9/1/2023	400	406
Fort Bend County Municipal Utility District No. 116
GO, 3.00%, 9/1/2022	460	462

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
GO, 3.00%, 9/1/2023	450	456
Galveston Public Facility Corp. Rev., 0.47%, 8/1/2024 (c)	11,255	10,688
Grand Parkway Transportation Corp. Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	21,965
Greenhawe Water Control & Improvement District No. 2
GO, AGM, 3.00%, 9/1/2022	190	191
GO, AGM, 3.00%, 9/1/2023	200	203
Harris County Cultural Education Facilities Finance Corp.
Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 1.10%, 6/8/2022 (b)	10,000	9,999
Series 2016D, Rev., VRDO, 0.69%, 6/9/2022 (c)	11,995	11,995
Series 2019F, Rev., VRDO, 0.69%, 6/9/2022 (c)	18,300	18,300
Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,730
Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,332
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 1.25%, 12/4/2024 (b)	9,000	8,972
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	5,000	5,500
Harris County Fresh Water Supply District No. 61
GO, AGM, 4.00%, 9/1/2023	445	457
GO, AGM, 3.00%, 9/1/2024	695	709
Harris County Municipal Utility District No. 096 GO, 2.00%, 9/1/2023	195	195
Harris County Municipal Utility District No. 152
GO, AGM, 3.00%, 8/1/2022	280	281
GO, AGM, 3.00%, 8/1/2023	400	406
Harris County Municipal Utility District No. 157 GO, AGM, 3.00%, 3/1/2023	425	429
Harris County Municipal Utility District No. 276
GO, 3.00%, 9/1/2022	365	366
GO, 3.00%, 9/1/2023	745	754
Harris County Municipal Utility District No. 281
GO, 2.00%, 9/1/2022	300	300
GO, 2.00%, 9/1/2023	305	306
Harris County Municipal Utility District No. 374
GO, 3.00%, 9/1/2022	145	146
GO, 3.00%, 9/1/2023	115	116
Harris County Municipal Utility District No. 391 GO, 3.00%, 9/1/2023	400	406
Harris County Municipal Utility District No. 419
GO, 3.00%, 9/1/2022	175	176
GO, 3.00%, 9/1/2023	455	462
Harris County Municipal Utility District No. 55 GO, 3.00%, 2/1/2023	785	792
Harris County Water Control & Improvement District No. 119
GO, AGM, 3.00%, 10/1/2022	365	367
GO, AGM, 3.00%, 10/1/2023	375	380
Hunters Glen Municipal Utility District Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	597
La Joya Independent School District GO, AGM, 4.00%, 2/15/2023	420	427
Lytle Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	255	278
Matagorda County Navigation District No. 1 Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,692
Mission Economic Development Corp. Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 1.06%, 7/1/2024 (b)	10,000	9,620
Montgomery County Municipal Utility District No. 94
GO, 2.00%, 10/1/2022	185	185
GO, 2.00%, 10/1/2023	185	185

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
New Hope Cultural Education Facilities Finance Corp.
Rev., 5.00%, 10/1/2022	1,495	1,500
Series 2020A, Rev., 2.10%, 1/1/2023	90	89
Series 2020A, Rev., 2.20%, 1/1/2024	180	175
Series 2020A, Rev., 2.25%, 1/1/2025	315	300
North Texas Tollway Authority, First Tier Series 2017A, Rev., 5.00%, 1/1/2025	4,725	4,807
North Texas Tollway Authority, Second Tier Series B, Rev., 5.00%, 1/1/2023	5,000	5,095
Northwest Harris County Municipal Utility District No. 19, Unlimited Tax
GO, AGM, 2.00%, 10/1/2022	100	100
GO, AGM, 2.00%, 10/1/2023	105	105
Pecan Grove Municipal Utility District, Unlimited Tax
GO, AGM, 3.00%, 9/1/2022 (a)	195	196
GO, 4.00%, 9/1/2022 (a)	710	715
GO, AGM, 3.00%, 9/1/2023 (a)	345	350
GO, 4.00%, 9/1/2023 (a)	740	759
GO, AGM, 3.00%, 9/1/2024 (a)	600	611
Plano Public Facility Corp., K Avenue Lofts Rev., VRDO, 0.65%, 12/1/2024 (a) (c)	9,500	9,500
Robstown Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/15/2023 (a)	650	656
GO, PSF-GTD, 3.00%, 2/15/2024 (a)	360	367
Sienna Municipal Utility District No. 3, Unlimited Tax GO, 2.00%, 3/1/2023 (a)	185	185
Socorro Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2024 (a) (d)	2,385	2,541
State of Texas, Veterans
Series 2011A, GO, VRDO, LIQ: State Street Bank & Trust Co., 0.71%, 6/9/2022 (a) (c)	10,745	10,745
GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.72%, 6/9/2022 (a) (c)	14,990	14,990
State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ: State Street Bank & Trust Co., 0.71%, 6/9/2022 (a) (c)	5,440	5,440
Town of Horizon City, Combination Tax
GO, AGM, 3.00%, 8/15/2022	170	171
GO, AGM, 4.00%, 8/15/2023	230	236
Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (a) (c)	10,000	9,592
Travis County Municipal Utility District No. 4, Unlimited Contract Tax
Series 2019A, GO, AGM, 2.00%, 9/1/2022 (a)	410	411
Series 2019A, GO, AGM, 3.00%, 9/1/2023 (a)	650	659
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024 (a)	400	407
GO, 4.00%, 5/1/2025 (a)	300	315
GO, 4.00%, 5/1/2026 (a)	280	297
Upper Trinity Regional Water District, Regional Treated Water Supply System Rev., 4.00%, 8/1/2027 (a)	900	964
Wichita Falls Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/1/2023 (a)	1,400	1,414
GO, PSF-GTD, 4.00%, 2/1/2024 (a)	1,000	1,035
Williamson County Municipal Utility District No. 11, Unlimited Tax GO, AGM, 4.00%, 8/1/2022 (a)	110	110
Total Texas		242,001
Utah — 0.1%
City of Salt Lake, International Airport
Series 2021A, Rev., AMT, 5.00%, 7/1/2022 (a)	250	251

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Series 2021A, Rev., AMT, 5.00%, 7/1/2023 (a)	300	310
Series 2021A, Rev., AMT, 5.00%, 7/1/2024 (a)	1,000	1,049
Series 2021A, Rev., AMT, 5.00%, 7/1/2025 (a)	1,325	1,416
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2023 (a)	85	87
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 3.00%, 10/15/2023 (a)	60	60
Rev., 3.00%, 10/15/2025 (a)	125	123
Total Utah		3,296
Vermont — 0.3%
Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC : TD Bank NA, 0.68%, 6/9/2022 (a) (c)	10,000	10,000
Virginia — 2.4%
Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (a) (c)	4,250	4,240
Chesapeake Hospital Authority, Regional Medical Center
Rev., 5.00%, 7/1/2023 (a)	925	957
Rev., 5.00%, 7/1/2024 (a)	885	931
County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 10/1/2023 (a)	2,740	2,826
Fairfax County Industrial Development Authority
Series 2016C, Rev., VRDO, 0.70%, 6/9/2022 (a) (c)	13,675	13,675
Series 2018C, Rev., VRDO, 0.70%, 6/9/2022 (a) (c)	30,000	30,000
Peninsula Ports Authority, Dominion Terminal Associates Project - DETC Issue Rev., 1.70%, 10/1/2022 (a) (c)	1,550	1,549
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home
Series 2020A, Rev., 4.00%, 12/1/2022 (a)	295	297
Series 2020A, Rev., 4.00%, 12/1/2023 (a)	100	102
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (a) (c)	22,765	21,348
York County Economic Development Authority, Electric and Power Co. Project Series 2009A, Rev., 1.90%, 6/1/2023 (a) (c)	8,000	7,981
Total Virginia		83,906
Washington — 0.8%
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ: Barclays Bank plc, 0.70%, 6/9/2022 (a) (c)	2,350	2,350
King County Housing Authority
Rev., 4.00%, 1/1/2023	100	101
Rev., 5.00%, 1/1/2024	120	125
King County School District No. 407 Riverview GO, 4.00%, 12/1/2023	500	517
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 2.08%, 1/1/2025 (a) (b)	10,000	10,041
Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (a) (c)	11,000	11,451
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022 (a)	1,210	1,214
Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 1/1/2026 (a) (e)	300	285
Total Washington		26,084
West Virginia — 0.3%
Berkeley County Board of Education GO, 5.00%, 5/1/2025 (a)	360	389

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
West Virginia — continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project
Series 2009A, Rev., VRDO, 2.63%, 6/1/2022 (a) (c)	3,805	3,805
Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (a) (c)	5,650	5,226
Total West Virginia		9,420
Wisconsin — 0.9%
Big Foot Union High School District GO, 4.00%, 3/1/2023 (a)	115	117
City of Fort Atkinson GO, 4.00%, 2/1/2023	230	233
City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2022	510	512
City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	662
City of Milwaukee, Promissory Notes
Series 2015N2, GO, 4.00%, 3/15/2024	1,955	2,028
Series 2017N4, GO, 5.00%, 4/1/2024	3,045	3,215
City of Oak Creek GO, 3.00%, 4/1/2023	180	182
City of Racine
Series 2019B, GO, 4.00%, 12/1/2022 (a)	145	147
Series 2019B, GO, 5.00%, 12/1/2023 (a)	125	131
City of Shawano, Promissory Notes GO, 3.00%, 4/1/2023 (a)	150	152
City of Watertown, Promissory Notes
GO, 3.00%, 6/1/2023 (a)	125	127
GO, 3.00%, 6/1/2024 (a)	425	433
City of Waukesha, Promissory Notes
Series 2019C, GO, 3.00%, 10/1/2022 (a)	425	427
Series 2019C, GO, 3.00%, 10/1/2023 (a)	350	356
County of Manitowoc
GO, AGM, 3.00%, 11/1/2022	50	50
GO, AGM, 3.00%, 11/1/2023	150	152
County of Manitowoc, Promissory Notes
GO, AGM, 3.00%, 4/1/2023	895	904
GO, AGM, 4.00%, 4/1/2024	680	704
County of Rusk
GO, 3.00%, 3/1/2023 (a)	260	263
GO, 3.00%, 3/1/2024 (a)	270	275
Gale-Ettrick-Trempealeau School District GO, 2.00%, 4/1/2023	130	130
Lakeshore Technical College District
Series 2019A, GO, 3.00%, 3/1/2023	110	111
Series 2019A, GO, 3.00%, 3/1/2024	405	412
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024 (a)	375	395
Poynette School District GO, 3.00%, 4/1/2023 (a)	265	268
River Falls School District GO, 3.00%, 4/1/2026 (a)	1,830	1,885
Village of DeForest Series C, Rev., 3.00%, 5/1/2023 (a)	4,865	4,870
Village of Mount Pleasant, Promissory Notes Series 2019A, GO, 5.00%, 3/1/2023	380	389
Wisconsin Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2024 (a)	1,250	1,329
Series 2021A, Rev., 5.00%, 7/1/2026 (a)	1,330	1,479
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018B-2, Rev., 5.00%, 1/25/2023 (a) (c)	5,750	5,873

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy
Rev., 4.00%, 3/15/2023 (a)	120	121
Rev., 4.00%, 3/15/2024 (a)	120	122
Rev., 4.00%, 3/15/2025 (a)	125	127
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026 (a)	2,160	2,158
Wittenberg Birnamwood School District GO, AGM, 4.00%, 3/1/2023 (a)	280	285
Total Wisconsin		31,024
Total Municipal Bonds (Cost $3,219,985)		3,178,141
	SHARES (000)
Short Term Investments — 6.7%
Investment Companies — 6.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (g) (h) (Cost $231,621)	231,551	231,644
Total Investments — 99.3% (Cost $3,451,606)		3,409,785
Other Assets Less Liabilities — 0.7%		24,184
NET ASSETS — 100.0%		3,433,969

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,178,141	$—	$3,178,141
Short-Term Investments
Investment Companies	231,644	—	—	231,644
Total Investments in Securities	$231,644	$3,178,141	$—	$3,409,785
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (a) (b)	$175,698	$662,273	$606,353	$1	$25	$231,644	231,551	$242	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.